Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	400,000,000	400,000,000
Ordinary shares, shares issued	[1]	11,500,000	11,500,000
Ordinary shares, shares outstanding	[1]	11,500,000	11,500,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	100,000,000	100,000,000
Ordinary shares, shares issued	[1]	10,000,000	10,000,000
Ordinary shares, shares outstanding	[1]	10,000,000	10,000,000

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.